UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08049

______________________________________________

RENAISSANCE CAPITAL GREENWICH FUNDS

______________________________________________________________________________

(Exact name of registrant as specified in charter)

165 MASON STREET

GREENWICH, CONNECTICUT 06830

______________________________________________________________________________

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:
State Street Bank and Trust Company Christopher Madden, Esq. 100 Huntington Avenue, CPH0326 Boston, Massachusetts 02116	James Ash Gemini Fund Services, LLC 80 Arkay Drive, Hauppauge, New York 11788

Registrant’s telephone number, including area code: (800) 304-6552

Date of fiscal year end: September 30th

Date of reporting period: March 31, 2015

Item 1: Shareholder Report

The Global IPO Fund

2015 Semi-Annual Report

March 31, 2015

Renaissance Capital LLC
The IPO Expert

Dear Fellow Shareholders:

For the six months ended March 2015, the Global IPO Fund’s total return was 6.14% compared with 5.93% for the S&P 500, and 7.13% for the Russell 3000 Index.*

The last six months have seen a continued activity in the IPO market. The fourth quarter of 2014 experienced strong issuance while the first quarter of 2015 slowed significantly, echoing lower global economic growth.

During the period, activity was driven by healthcare IPOs, which accounted for nearly 50% of issuance. Technology IPO issuance was likely dampened by the widespread availability of private funding at high valuations. Healthcare contributors during the period were cancer biotech Juno Therapeutics and specialty drug distributor Diplomat Pharmacy. Also contributing were maker of plant-based foods WhiteWave Foods, western boot and apparel company Boot Barn, and firewall product maker Palo Alto Networks.

Detracting from performance were US airline Virgin America, Israeli developer of camera-based driving assistance systems Mobileye, online display ad retargeter Criteo, and Chinese retailing platform Alibaba.

Despite the slow first quarter of 2015, we believe that the solid performance of recent IPOs, combined with a large pipeline should support an active year. Thank you for being a Global IPO Fund shareholder.

Sincerely,

Renaissance Capital L.L.C.
Adviser to the Global IPO Fund
May 2015

*	Past performance is no guarantee of future results. Investment return and principal value will fluctuate. Investor shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes a shareholder would pay on distributions or redemption of fund shares. The Fund made no distributions during the period under review. The Fund’s prospectus contains more complete information, including fees, expenses and risks involved in investing in initial public offerings and newly public companies and should be read carefully before investing. The S&P 500 is a widely recognized index of common stocks. The Russell 3000 Index is an unmanaged index that measures the performance of the companies in the Russell 3000, which represents approximately 98% of the investable U.S. equity market.

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The Global IPO Fund

HOLDINGS BY INDUSTRY

March 31, 2015 (Unaudited)

	% of		% of
Holdings By Industry	Net Assets	Holdings By Industry	Net Assets
Internet Software & Services	20.5%	Diversified Financial Services	4.1%
Healthcare-Services	12.7%	REITs	4.0%
Pharmaceuticals	10.8%	Packaging & Containers	3.4%
Telecommunications	7.5%	Software	3.1%
Biotechnology	7.3%	Pipelines	2.4%
Food	5.6%	Commercial Services	2.3%
Retail	4.7%	Building Materials	1.1%
Insurance	4.5%	Airlines	0.9%
Lodging	4.3%	Other/Cash & Equivalents	0.8%
		Total	100.0%

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The Global IPO Fund

PORTFOLIO OF INVESTMENTS

March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCK - 99.2%
AIRLINES - 0.9%
Virgin America, Inc. *	3,000	$91,200

BIOTECHNOLOGY - 7.3%
FibroGen, Inc. *	9,000	282,420
Juno Therapeutics, Inc. *	7,000	424,620
		707,040

BUILDING MATERIALS - 1.1%
Summit Materials, Inc. *	5,000	110,750

COMMERCIAL SERVICES - 2.3%
ServiceMaster Global Holdings, Inc. *	6,500	219,375

DIVERSIFIED FINANCIAL SERVICES - 4.1%
LendingClub Corp. *	10,000	196,500
Synchrony Financial *	6,500	197,275
		393,775
FOOD - 5.6%
Smart & Final Stores, Inc. *	2,000	35,200
WhiteWave Foods Co. *	11,500	509,910
		545,110
HEALTHCARE-SERVICES-12.7%
Envision Healthcare Holdings, Inc. *	12,000	460,200
INC Research Holdings, Inc. *	10,000	327,300
Quintiles Transnational Holdings, Inc. *	6,500	435,305
		1,222,805
INSURANCE - 4.5%
Voya Financial, Inc.	10,000	431,100

INTERNET SOFTWARE & SERVICES - 20.5%
Alibaba Group Holding, Ltd. - ADR *	5,300	441,172
Criteo SA - ADR *	3,000	118,500
Facebook, Inc. *	8,500	698,827
GrubHub, Inc. *	6,000	272,340
Twitter, Inc. *	9,000	450,720
		1,981,559
LODGING - 4.3%
Hilton Worldwide Holdings, Inc. *	14,000	414,680

PACKAGING & CONTAINERS - 3.4%
Berry Plastics Group, Inc. *	9,000	325,710

PHARMACEUTICALS - 10.8%
Diplomat Pharmacy, Inc. *	18,000	622,440
Zoetis, Inc.	9,000	416,610
		1,039,050

See Notes to Financial Statements

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The Global IPO Fund
PORTFOLIO OF INVESTMENTS

March 31, 2015 (Unaudited)(Continued)

	Shares	Value
PIPELINES - 2.4%
EQT Midstream Partners LP	1,500	$116,490
Shell Midstream Partners LP	3,000	117,000
		233,490
REITS - 4.0%
Paramount Group, Inc.	14,000	270,200
STORE Capital Corp.	5,000	116,750
		386,950
RETAIL - 4.7%
Boot Barn Holdings, Inc. *	9,000	215,280
Freshpet, Inc. *	2,000	38,860
Zoe’s Kitchen, Inc. *	6,000	199,740
		453,880
SOFTWARE - 3.1%
Inovalon Holdings, Inc. *	3,000	90,630
New Relic, Inc. *	6,000	208,200
		298,830
TELECOMMUNICATIONS - 7.5%
Pala Alto Networks, Inc. *	5,000	730,400

TOTAL COMMON STOCK (Cost - $6,901,531)		9,585,704

SHORT-TERM INVESTMENTS - 1.6%
MONEY MARKET FUNDS - 1.6%
Milestone Treasury Obligations Fund
Institutional Shares, 0.01% **	76,406	76,406
Dreyfus Institutional Reserve Money Fund
Premier Shares, 0.00% **	76,406	76,406
TOTAL SHORT-TERM INVESTMENTS		152,812
(Cost - $152,812)

TOTAL INVESTMENTS - 100.8% (Cost - $7,054,343) (a)		$9,738,516
LIABILITIES LESS OTHER ASSETS - (0.8)%		(77,972)
NET ASSETS - 100.0%		$9,660,544

*	Non-income producing security.

**	Money Market Fund; interest rate reflects seven-day effective yield on March 31, 2015.

ADR - American Depositary Receipt

LP - Limited Partnership

REIT - Real Estate Investment Trust

(a)	Represents cost for financial reporting purposes. The cost for Federal income tax purposes is $7,099,583. At March 31, 2015, net appreciation for all securities was $2,638,933. This consists of aggregate gross unrealized appreciation of $2,732,460 and aggregate gross unrealized depreciation of $93,527.

See Notes to Financial Statements

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Global IPO Fund

Statement of Assets and Liabilities

As of March 31, 2015 (Unaudited)

Assets
Investment securities
At cost	$7,054,343
At value	$9,738,516
Receivable for Investments Sold	241,903
Prepaid Expenses and Other Assets	18,909
Total Assets	9,999,328

Liabilities
Payable for Investments Purchased	302,023
Payable for Distribution Fees	2,028
Payable for Advisory Fee	620
Accrued Expenses and Other Liabilities	34,113
Total Liabilities	338,784
Net Assets	$9,660,544

Net Assets Consist of:
Paid-in-Capital	$7,608,512
Accumulated Net Investment Loss	(293,116)
Accumulated Net Realized Loss on Investments	(339,025)
Net Unrealized Appreciation on Investments	2,684,173
Total Net Assets	$9,660,544
Net Asset Value, Offering and Redemption Price Per Share*
($9,660,544/558,987 shares of beneficial interest, without par value, unlimited number of shares authorized)	$17.28

*	The Fund imposes a 2% redemption fee on shares sold, other than those received from the reinvestment of dividends and capital gains, that were held 90 days or fewer.

See Notes to Financial Statements

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Global IPO Fund

Statement of Operations

For the Six Months Ended March 31, 2015 (Unaudited)

Investment Income
Dividends	$9,432
Interest	3
Total Investment Income	9,435

Expenses
Investment Adviser	72,497
Administration Fees	29,917
Transfer Agent Fees and Expenses	20,948
Shareholder Reports	13,814
Professional Fees	12,402
Distribution Fees	12,083
Federal and State Registration	11,961
Custody Fees	4,339
Trustees’ Fees	2,134
Other Expenses	108
Total Expenses	180,203
Less:
Fees Waived and Expenses Reimbursed by the Adviser	(60,100)
Net Expenses	120,103
Net Investment Loss	(110,668)

Net Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain on Investments	663,267
Net Change in Unrealized Appreciation (Depreciation)
During the Period on Investments	(12,259)

Net Realized and Unrealized Gain on Investments	651,008
Net Increase in Net Assets Resulting from Operations	$540,340

See Notes to Financial Statements

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Global IPO Fund

Statements of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31	September 30
	2015	2014
Increase (Decrease) in Net Assets from Operations	(Unaudited)
Net Investment Loss	$(110,668)	$(451,119)
Net Realized Gain on Investments	663,267	2,893,084
Net Change in Unrealized Appreciation (Depreciation) of Investments	(12,259)	(2,345,485)
Net Increase in Net Assets Resulting from Operations	540,340	96,480

Fund Share Transactions
Proceeds from Shares Sold	115,756	9,812,211
Cost of Shares Redeemed	(2,272,961)	(52,590,093)
Redemption Fee Proceeds	170	31,651
Net Decrease in Net Assets from Fund Share Transactions	(2,157,035)	(42,746,231)

Total Decrease in Net Assets	(1,616,695)	(42,649,751)

Net Assets
Beginning of Period	11,277,239	53,926,990
End of Period *	$9,660,544	$11,277,239
* Includes Accumulated Investment Loss of	$(293,116)	$(182,448)

Increase (Decrease) in Fund Shares Issued
Number of Shares Sold	7,228	615,235
Number of Shares Redeemed	(140,752)	(3,378,496)
Net Increase (Decrease) in Fund Shares	(133,524)	(2,763,261)

See Notes to Financial Statements

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Global IPO Fund

FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout Each Period

	Six Months Ended
	March 31, 2015		Year Ended September 30,
	(Unaudited)		2014		2013		2012	2011	2010
Net Asset Value, Beginning of Period	$16.28		$15.60		$11.03		$9.83	$11.22	$11.08
Income (Loss) From
Investment Operations
Net Investment Loss	(0.18	) **	(0.32	) **	(0.15	) **	(0.20)	(0.23)	(0.22)
Net Realized and Unrealized Gain (Loss)	1.18		0.98		4.72		1.39	(1.17)	0.36
Total from Investment Operations	1.00		0.66		4.57		1.19	(1.40)	0.14
Paid-in-Capital From Redemption Fees	0.00	*	0.02		0.00	*	0.01	0.01	0.00 *
Net Asset Value, End of Period	$17.28		$16.28		$15.60		$11.03	$9.83	$11.22
Total Return (1)	6.14	% (4)	4.36%		41.43%		12.21%	(12.39)%	1.26%
Ratios and Supplemental Data
Net Assets, End of Period (000s)	$9,661		$11,277		$53,927		$8,182	$8,112	$9,637
Ratio of Net Expenses to Average Net Assets (2)	2.49	%(3)	2.50%		2.50%		2.50%	2.50%	2.47%
Ratio of Net Investment Loss to Average Net Assets (2)	(2.29	)% (3)	(2.04)%		(1.15)%		(1.74)%	(1.87)%	(1.93)%
Ratio of Expense to Average Net Assets, excluding waivers (2)	3.74	% (3)	2.83%		3.47%		4.46%	3.91%	4.10%
Ratio of Net Investment Loss to Average Net Assets, excluding waivers (2)	(3.54	)% (3)	(2.37)%		(2.12)%		(3.70)%	(3.28)%	(3.56)%
Portfolio Turnover Rate	45.43	% (4)	198.00%		142.01%		127.64%	250.10%	328.40%

(1)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(2)	The ratios of expenses and net investment loss to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(3)	Annualized.

(4)	Not annualized.

*	Per share amount represents less than $0.01 per share.

**	Per share amounts have been calculated using average shares method.

See Notes to Financial Statements

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Notes to Financial Statements

For the Six Months Ended March 31, 2015 (Unaudited)

The Global IPO Fund (“Global IPO Fund”) is a series of Renaissance Capital Greenwich Funds (“Renaissance Capital Funds”), a Delaware Trust, operating as a registered, diversified, open-end investment company. Renaissance Capital Funds, organized on February 3, 1997, may issue an unlimited number of shares and classes of the Global IPO Fund. The Trust consists of three funds: The Global IPO Fund, Renaissance IPO ETF and Renaissance International IPO ETF. Only the financial statements of Global IPO Fund is presented herein.

The investment objective of the Global IPO Fund is to seek capital appreciation by investing in the common stocks of Initial Public Offerings on the offering and in the aftermarket.

A. SIGNIFICANT ACCOUNTING POLICIES: The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

1. SECURITY VALUATION: Portfolio securities are valued at the last sale price on the securities exchange or national securities market on which such securities primarily are traded. NASDAQ traded securities are valued at the NASDAQ Official Closing Price (NOCP). Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the most recent bid prices. Short-term investments that mature in 60 days or less may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value. Restricted securities, as well as securities or other assets for which market quotations are not readily available, or are not valued by a pricing service approved by the Fund’s Board of Trustees (the “Board”), are valued at fair value using good faith estimates as determined in accordance with the Trust’s “Procedures for Valuing Illiquid Securities and Securities for Which Market Quotations are Not Readily Available or May be Unreliable.” There is no single standard for determining the fair value of such securities. Rather, in determining the fair value of a security, the Board, after consulting with representatives of the Fund’s Advisor and/or the Fund’s Administrator, shall take into account the relevant factors and surrounding circumstances, a few of which may include: (i) market prices for a security or securities deemed comparable, including the frequency of trades or quotes for the security and comparable securities; (ii) dealer valuations of a security or securities deemed comparable; and (iii) determinations of value by one or more pricing services for a security or securities deemed comparable. As of March 31, 2015, the Fund did not hold any securities for which market quotations were not readily available.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices

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Notes to Financial Statements

For the Six Months Ended March 31, 2015 (Unaudited) (Continued)

for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2015 for the Fund’s assets measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks *	$9,585,704	$—	$—	$9,585,704
Money Market Funds	152,812	—	—	152,812
Total	$9,738,516	$—	$—	$9,738,516

The Fund did not hold any Level 3 securities during the period.

There were no transfers in to or out of Level 1 and 2 during the current period presented. It is the Fund’s policy to record transfers in to or out Level 1 and Level 2 at the end of the reporting period.

*	Refer to the Portfolio of Investments for industry classification.

2. FEDERAL INCOME TAXES: It is the Global IPO Fund’s intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and intends to distribute all of its taxable income to relieve it from all, or substantially all, Federal income and excise taxes. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions in the open tax years of (2012 – 2014) or expected to be taken in the Fund’s 2015 tax returns and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the above open tax years. The Fund identifies its major tax jurisdiction as U.S. Federal and foreign jurisdictions where the Fund makes significant investments.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. Although

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Notes to Financial Statements

For the Six Months Ended March 31, 2015 (Unaudited) (Continued)

the Act provides several benefits, including unlimited carryover on future capital losses, there may be greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. As of September 30, 2014, the Global IPO Fund had a federal income tax capital loss carry forward of $920,308. Federal capital loss carry forwards expire as follows: $520,695 expiring in 2017 and $399,613 expiring in 2018.

As of September 30, 2014, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Capital	Post October	Unrealized	Total
Ordinary	Long-Term	Loss	and Late	Appreciation/	Accumulated
Income	Gains	Carry Forwards	Year Losses	(Depreciation)	Earnings/(Deficits)
$—	$—	$(920,308)	$(219,192)	$2,651,192	$1,511,692

The difference between book basis and tax basis unrealized appreciation/(depreciation) and accumulated net realized gain/(loss) from investments is primarily attributable to the tax deferral of losses on wash sales and adjustments for partnerships.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such late year losses of $219,192.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses of $0.

3. DISTRIBUTIONS TO SHAREHOLDERS: The Global IPO Fund will normally distribute substantially all of its net investment income in December. Any realized net capital gains will be distributed annually. All distributions are recorded on the ex-dividend date. The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

Permanent book and tax differences primarily attributable to the tax treatment of net operating losses and adjustments for partnerships and real estate investment trusts, resulted in reclassification for the fiscal year ended September 30, 2014 as follows: a decrease in paid-in-capital of $427,386; a decrease in accumulated net investment loss of $478,387; and an increase in accumulated net realized loss on investments of $51,001.

4. OTHER: Security transactions are accounted for on a trade date basis. In determining the gain or loss from the sale of securities, the cost of securities sold is determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

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Notes to Financial Statements

For the Six Months Ended March 31, 2015 (Unaudited) (Continued)

5. INDEMNIFICATION: Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties for the Fund. In addition, in the normal course of business, the Fund may enter into contracts with vendors that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the risk of loss due to these warranties appears to be remote.

B. INVESTMENT ADVISER: Under the terms of an Investment Advisory Agreement with Renaissance Capital, LLC (“the Adviser”), a registered investment adviser, the Global IPO Fund agrees to pay Renaissance Capital, LLC an annual fee equal to 1.50% of the average daily net assets of the Global IPO Fund, payable monthly. For the six months ended March 31, 2014, the Adviser earned advisory fees of $72,497. Additionally, the Adviser has contractually agreed to defer or waive fees or absorb some or all of the expenses (excluding dividends on short sales) of the Global IPO Fund in order to limit Total Fund Operating Expenses to 2.49% through January 31, 2016. During the six months ended March 31, 2015, the Adviser deferred fees and reimbursed expenses of $60,100.

These deferrals are subject to later recapture by Renaissance Capital for a period of three years. Total deferrals subject to recapture by Renaissance Capital are $362,360. These deferrals and reimbursements will expire as follows: $165,033 expiring in 2015 and $124,341 expiring in 2016 and $72,986 expiring in 2017.

C. FUND ADMINISTRATION: Under an Administration and Fund Accounting Agreement (the “Administration Agreement”), the Administrator generally supervises certain operations of the Global IPO Fund, subject to the over-all authority of the Board. For its services, the Administrator receives a fee computed daily at an annual rate based on average daily net assets of the Global IPO Fund, subject to an annual minimum plus out of pocket expenses.

D. SHAREHOLDER SERVICES: The Global IPO Fund has adopted a Distribution and Shareholder Servicing Plan (“the Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes the Global IPO Fund, as determined from time to time by the Board, to pay an annual fee on the Global IPO Fund’s average daily net assets for distribution and shareholder servicing.

The total annual fee for distribution and shareholding servicing of the Global IPO Fund’s shares, which is payable monthly, will not exceed 0.25% of the average daily net asset value of shares invested in the Global IPO Fund by customers of broker-dealers or distributors or by investors for whom the shareholder servicing agent maintains a servicing relationship.

To discourage short-term investing and recover certain administrative, transfer agency, shareholder servicing and other costs associated with such short-term investing, the Global IPO Fund charges a 2% fee on such redemptions of shares held less than 90 days. Such fees amounted to $170 for the six months ended March 31, 2015.

E. TRUSTEES’ FEES: Independent Trustees’ fees are $3,000 per year per Trustee.

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Notes to Financial Statements

For the Six Months Ended March 31, 2015 (Unaudited) (Continued)

F. PURCHASES AND SALES: For the six months ended March 31, 2015, the Global IPO Fund made purchases with a cost of $4,426,598 and sales with proceeds of $6,771,658 of investment securities other than long-term U.S. Government and short-term securities.

G. OTHER: Investing in Initial Public Offerings entails special risks, including limited operating history of the companies, unseasoned trading, high portfolio turnover and limited liquidity.

H. SUBSEQUENT EVENTS: Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

OBTAINING ADDITIONAL INFORMATION (Unaudited)

HOW TO OBTAIN PROXY VOTING INFORMATION

Information regarding how the Fund voted proxies related to portfolio securities during the year ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-476-3863 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

HOW TO OBTAIN 1st and 3rd FISCAL QUARTER PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-476-3863.

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Supplemental Information

March 31, 2015 (Unaudited)

Cost of Investing

Shareholders of funds will pay ongoing expenses, such as advisory fees, distribution and service fees (12b-1 fees), and other expenses. The following examples are intended to help the shareholder understand the ongoing cost (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs on redemptions or redemption fees on shares sold that were held 90 days or fewer.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period from October 1, 2014 through March 31, 2015.

Actual Expenses: The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes: The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value (10/1/14)	Ending Account Value (3/31/15)	Expenses Paid During Period* (10/1/14-3/31/15)
Actual	$1,000.00	$ 1,061.40	$12.80
Hypothetical (5% return before expenses)	1,000.00	1,012.52	12.49

*	Expenses are equal to the Fund’s annualized expense ratio of 2.49%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the days in the reporting period).

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Supplemental Information

March 31, 2015 (Unaudited)

Consideration and Approval of Management Agreement with Renaissance Capital with respect to the Global IPO Fund

At an in-person meeting (the “Meeting”) of the Board of Trustees (the “Board” or “Trustees”) held on November 21, 2014, the Board, including the Trustees who are not “interested persons” as that term is defined by the Investment Company Act of 1940, as amended (the “1940 Act”) (hereafter, the “Independent Trustees”), approved the continuance of the investment advisory agreement (the “Advisory Agreement”) between Renaissance Capital, LLC (the “Adviser”) and Renaissance Capital Greenwich Funds, on behalf of the Global IPO Fund (the “Fund”).

The Trustees were provided with (i) a memorandum from counsel (“Counsel”) describing the Trustees’ duties and responsibilities when considering the continuance of the Advisory Agreement and (ii) materials provided by the Adviser in response to a questionnaire circulated on behalf of the Independent Trustees by Counsel requesting responses and information as required by Section 15(c) of the 1940 Act. The Board reviewed the information provided in connection with the renewal, including information concerning the financial condition, operations and compliance program of the Adviser and a report comparing the advisory fees and expenses of similar, no-load equity funds, and considered the Fund’s advisory fee and expense information in light of the Fund’s performance history. The Board also considered the information presented at Board meetings throughout the year.

The Independent Trustees met in executive session with Counsel to discuss the continuance of the Advisory Agreement and the information provided in connection with the renewal. The Board, including the Independent Trustees, considered the following factors during their deliberations: (1) the nature, extent and quality of services provided by the Adviser; (2) the investment performance of the Fund and the Adviser; (3) the cost of services provided and the profits realized by the Adviser and its affiliates; (4) the extent to which economies of scale were realized as the Fund grew; (5) whether the fee levels reflected these economies of scale; (6) services and fees relating to other accounts and clients managed by the Adviser; and (7) the depth of experience and knowledge of the Adviser with respect to the IPO market.

The Board, including the Independent Trustees, considered and discussed the following with respect to the Fund:

Nature, Extent and Quality of Services Provided by the Adviser. The Board reviewed the services that the Adviser provides to the Fund, including, but not limited to, specialized IPO research, making the day-to-day investment decisions for the Fund and managing the Fund’s investments in accordance with the stated investment objective and policies of the Fund. The Board reviewed the professional personnel of the Adviser and discussed their qualifications. The Board considered and discussed, among other things, the Adviser’s experience and expertise in IPO investment services, the propriety research used to manage the Fund, and the Adviser’s resources. On this basis, the Board concluded that they were satisfied with the nature, extent and quality of the services provided by the Adviser.

Investment Performance of the Fund and the Adviser. The Board considered the Fund’s performance history and market conditions over the last year. They reviewed the performance of the Fund as compared to the benchmark index the Fund uses for performance comparison purposes, and considered the unique nature of the Fund as an IPO portfolio. The Board

R e n a i s s a n c e C a p i t a l — T h e I P O E x p e r t Page 15

Supplemental Information

March 31, 2015 (Unaudited)

concluded that they were satisfied with the investment performance of the Fund under the Adviser’s management.

Costs of Advisory Services. The Board reviewed the report of the advisory fee and expenses of the Fund as compared to the advisory fees and expenses of other comparably managed funds. The Board considered the peer group report and concluded that the Fund’s advisory fee and expenses were in line with similar funds managed by specialized research-driven investment advisers. The Board also considered the fee rates charged to other accounts and clients managed by the Adviser, including the differences in services provided to the non-investment company clients. In addition, the Board considered “fall-out” or ancillary benefits derived by the Adviser and its affiliates from their relationship with the Fund. After review of this information, the Board concluded that the Fund’s advisory fee and expenses were reasonable.

Profitability. The Board considered the level of profitability of the Adviser from its relationship with the Fund. The Board noted the Adviser’s contractual agreement to waive its advisory fee and reimburse expenses in an effort to limit the Fund’s expense ratio. The Board concluded that the Adviser’s current level of profitability was reasonable.

Economies of Scale. The Board reviewed the Fund’s current asset level and concluded that the Fund had not yet reached the level where economies of scale could be achieved.

Conclusion. Based on their deliberations and evaluation of the information described above, the Board, including the Independent Trustees, unanimously: (a) concluded that terms of the Advisory Agreement were fair and reasonable; (b) concluded that the Fund’s advisory fee and expenses were reasonable in light of the services that the Adviser provides to the Fund; and (c) agreed to continue the Advisory Agreement for another year.

R e n a i s s a n c e C a p i t a l — T h e I P O E x p e r t Page 16

Renaissance IPO ETF

Renaissance International IPO ETF

2015 Semi-Annual Report

March 31, 2015

Renaissance Capital LLC

The IPO Expert

Average Annual Total Returns

Growth of a $10,000 Investment

		Since Inception
	1 Year	(10/14/2013)
Renaissance IPO ETF	12.31%	16.69%
Renaissance IPO Index	13.22%	17.74%

*	The line chart above represents the changes in value of a hypothetical $10,000 investment made in the Renaissance IPO ETF on 10/14/2003. Returns include the reinvestment of all Fund distributions. The returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than original cost. Past performance is not predictive of future performance. This chart is for illustrative purposes only and may not represent your returns.

R e n a i s s a n c e C a p i t a l — T h e I P O E x p e r t Page 1

Renaissance IPO ETF
PORTFOLIO SUMMARY (Unaudited)

TOP 10 HOLDINGS

As of March 31, 2015

% of Net Assets
Twitter, Inc.	10.2%
Alibaba Group Holding, Ltd.	9.6%
Hilton Worldwide Holdings, Inc.	6.2%
Ally Financial, Inc.	5.1%
Voya Financial, Inc.	4.9%
JD.com, Inc.	4.4%
Mobileye NV	3.7%
Envision Healthcare Holdings, Inc.	3.5%
Aramark	2.7%
Sprouts Farmers Market, Inc.	2.7%

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

HOLDINGS BY INDUSTRY

As of March 31, 2015

	% of Net		% of Net
	Assets		Assets
Internet Software & Services	22.3%	Communications Equipment	1.6%
Hotels, Restaurants & Leisure	10.2%	Diversified Telecommunication Services	1.4%
Consumer Finance	8.8%	Pharmaceuticals	1.2%
Software	7.8%	IT Services	1.0%
Real Estate Investment Trusts (REITs)	6.7%	Media	0.7%
Diversified Financial Services	4.9%	Independent Power Producers & Energy Traders	0.7%
Oil, Gas & Consumable Fuels	4.7%	Chemicals	0.6%
Internet & Catalog Retail	4.5%	Specialty Retail	0.6%
Health Care Providers & Services	3.5%	Biotechnology	0.5%
Life Sciences Tools & Services	2.8%	Energy Equipment & Services	0.3%
Food & Staples Retailing	2.7%	Computers & Peripherals	0.1%
Trading Companies & Distributors	2.7%	Short-Term Investments	0.7%
Electronic Equipment, Instruments & Components	2.2%	Liabilities Less Other Assets	(0.6%)
Health Care Technology	2.1%	TOTAL	100.0%
Multiline Retail	1.8%
Diversified Consumer Services	1.8%
Commercial Banks	1.7%

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Renaissance International IPO ETF
PORTFOLIO SUMMARY (Unaudited)

The fund had less than six months of operations at reporting period end and therefore does not have performance history to provide in this report

TOP 10 HOLDINGS

As of March 31, 2015

% of Net Assets
Deutsche Annington Immobilien SE	5.6%
Altice SA	4.9%
Samsung SDS Co., Ltd.	3.6%
Aena SA	3.6%
Numericable-SFR	3.1%
BB Seguridade Participacoes SA	3.0%
Suntory Beverage & Food, Ltd.	2.9%
Recruit Holdings Co., Ltd.	2.8%
Medibank Pvt, Ltd.	2.7%
ISS AS	2.6%

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

HOLDINGS BY INDUSTRY

As of March 31, 2015

	% of Net		% of Net
	Assets		Assets
Insurance	8.9%	Independent Power Producers & Energy Traders	1.4%
Media	8.4%	Internet & Catalog Retail	1.4%
Real Estate Management & Development	8.2%	Oil, Gas & Consumable Fuels	1.4%
Air Freight & Logistics	4.8%	Specialty Retail	1.4%
Hotels, Restaurants & Leisure	4.6%	Personal Products	1.0%
Commercial Services & Supplies	4.3%	Textiles, Apparel & Luxury Goods	1.0%
Professional Services	4.0%	Auto Components	0.7%
Transportation Infrastructure	3.9%	Electronic Equipment, Instruments & Components	0.7%
Industrial Conglomerates	3.8%	Consumer Finance	0.6%
IT Services	3.6%	Multiline Retail	0.5%
Machinery	3.4%	Construction & Engineering	0.5%
Commercial Banks	3.3%	Food & Staples Retailing	0.5%
Real Estate Investment Trusts (REITs)	3.1%	Pharmaceuticals	0.4%
Beverages	2.9%	Road & Rail	0.4%
Health Care Providers & Services	2.7%	Automobiles	0.4%
Capital Markets	2.6%	Thrifts & Mortgage Finance	0.3%
Electric Utilities	2.4%	Software	0.0%
Food Products	2.1%	Household Durables	0.0%
Diversified Finance Services	2.1%	Short-Term Investments	2.9%
Chemicals	2.0%	Liabilities Less Other Assets	(0.4%)
Internet Software & Services	2.0%	TOTAL	100.0%
Diversified Telecommunication	1.8%
Services

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Renaissance IPO ETF
Portfolio of Investments
March 31, 2015 (unaudited)

Shares		Value (US$)
	COMMON STOCKS - 98.2%
	CONSUMER DISCRETIONARY - 19.0%
	Diversified Consumer Services - 1.7%
2,785	Houghton Mifflin Harcourt Co. *	$65,392
12,728	ServiceMaster Global Holdings, Inc. *	429,570
		494,962
	Hotels, Restaurants & Leisure - 9.7%
23,988	Aramark	758,741
58,278	Hilton Worldwide Holdings, Inc. *	1,726,194
9,769	La Quinta Holdings, Inc. *	231,330
		2,716,265
	Internet & Catalog Retail - 4.5%
4,300	Cnova NV *	27,047
41,984	JD.com, Inc. - ADR *	1,233,490
		1,260,537
	Media - 0.7%
7,657	Markit, Ltd. *	205,973
	Multiline Retail - 1.8%
8,474	Burlington Stores, Inc. *	503,525
	Specialty Retail - 0.6%
6,246	Michaels Cos., Inc. *	169,017
		5,350,279
	CONSUMER STAPLES - 2.7%
	Food & Staples Retailing - 2.7%
21,424	Sprouts Farmers Market, Inc. *	754,767
	ENERGY - 3.9%
	Energy Equipment & Services - 0.3%
4,560	Frank’s International NV	85,272
	Oil, Gas & Consumable Fuels - 3.6%
7,752	Antero Resources Corp. *	273,801
5,814	EP Energy Corp. - Class A *	60,931
5,122	Memorial Resource Development Corp. *	90,864
16,148	Rice Energy, Inc. *	351,380
5,800	Shell Midstream Partners LP	226,200
		1,003,176
		1,088,448
	FINANCIALS - 22.1%
	Commercial Banks - 1.7%
19,262	Citizens Financial Group, Inc.	464,792
	Consumer Finance - 8.8%
67,840	Ally Financial, Inc. *	1,423,283
14,628	Santander Consumer USA Holdings, Inc.	338,492
2,945	Springleaf Holdings, Inc. *	152,463
18,725	Synchrony Financial *	568,304
		2,482,542
	Diversified Financial Services - 4.9%
32,131	Voya Financial, Inc.	1,385,167
	Real Estate Investment Trusts (REITs) - 6.7%
21,144	American Homes 4 Rent - Class A	349,933
21,283	Brixmor Property Group, Inc.	565,064
19,221	Outfront Media, Inc.	575,092
20,327	Paramount Group, Inc.	392,311
		1,882,400
		6,214,901

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Renaissance IPO ETF
Portfolio of Investments
March 31, 2015 (unaudited) (continued)

Shares		Value (US$)
	HEALTH CARE - 10.2%
	Biotechnology - 0.5%
1,354	Intrexon Corp. * (a)	$61,431
1,400	Juno Therapeutics, Inc. * (a)	84,924
		146,355
	Health Care Providers & Services - 3.5%
25,687	Envision Healthcare Holdings, Inc. *	985,097
	Health Care Technology - 2.1%
21,990	IMS Health Holdings, Inc. *	595,269
	Life Sciences Tools & Services - 2.8%
10,247	Quintiles Transnational Holdings, Inc. *	686,242
3,752	VWR Corp. *	97,514
		783,756
	Pharmaceuticals - 1.3%
11,152	Catalent, Inc. *	347,385
		2,857,862
	INDUSTRIALS - 2.7%
	Trading Companies & Distributors - 2.7%
23,952	HD Supply Holdings, Inc. *	746,225
	INFORMATION TECHNOLOGY - 35.0%
	Communications Equipment - 1.6%
761	Arista Networks, Inc. *	53,673
14,358	CommScope Holding Co., Inc. *	409,777
		463,450
	Computers & Peripherals - 0.1%
1,225	Nimble Storage, Inc. * (a)	27,330
	Electronic Equipment, Instruments & Components - 2.2%
16,453	CDW Corp.	612,710
	Internet Software & Services - 22.3%
32,514	Alibaba Group Holding, Ltd. - ADR *	2,706,465
4,463	Criteo SA - ADR *	176,288
7,927	GrubHub, Inc. *	359,807
8,375	Lending Club Corp. *	164,569
57,063	Twitter, Inc. *	2,857,715
		6,264,844
	IT Services - 1.0%
11,667	Sabre Corp.	283,508
	Software - 7.8%
1,766	Cheetah Mobile, Inc. - ADR * (a)	30,181
11,961	FireEye, Inc. *	469,469
3,535	King Digital Entertainment PLC (a)	56,701
24,782	Mobileye NV *	1,041,588
6,321	Tableau Software, Inc. - Class A *	584,819
		2,182,758
		9,834,600
	MATERIALS - 0.6%
	Chemicals - 0.6%
6,481	Axalta Coating Systems, Ltd. *	179,005
	TELECOMMUNICATION SERVICES - 1.4%
	Diversified Telecommunication Services - 1.4%
14,056	Zayo Group Holdings, Inc. *	393,006

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Renaissance IPO ETF
Portfolio of Investments
March 31, 2015 (unaudited) (continued)

Shares		Value (US$)
	UTILITIES - 0.6%
	Independent Power Producers & Energy Traders - 0.6%
5,412	Abengoa Yield PLC	$182,817
	TOTAL COMMON STOCKS
	(Cost - $25,352,745)	27,601,910
Units
	COMMON STOCK UNITS - 0.6%
	CONSUMER DISCRETIONARY - 0.6%
	Hotels, Restaurants & Leisure - 0.6%
8,046	Extended Stay America, Inc.	157,138
	TOTAL COMMON STOCK UNITS
	(Cost - $173,721)	157,138
	MASTER LIMITED PARTNERSHIPS - 1.1%
	ENERGY - 1.1%
	Oil, Gas & Consumable Fuels - 1.1%
3,923	Enable Midstream Partners LP	64,337
3,471	Phillips 66 Partners LP	245,296
		309,633
	TOTAL MASTER LIMITED PARTNERSHIPS
	(Cost - $319,966)	309,633

Shares		Value (US$)
	SHORT-TERM INVESTMENTS - 0.7%
201,732	State Street Navigator Prime Securities Lending Portfolio (b)	201,732
	TOTAL SHORT-TERM INVESTMENTS
	(Cost - $201,732)	201,732
	TOTAL INVESTMENTS - 100.6% (Cost - $26,048,164) (c)	$28,270,413
	LIABILITIES LESS OTHER ASSETS - (0.6) %	(161,187)
	NET ASSETS - 100.0%	$28,109,226

*	Non-income producing security.

(a)	Securities (or a portion of the security) on loan. As of March 31, 2015, the market value of securities loaned was $196,860. The loaned securities were secured with cash collateral of $201,732. Collateral is calculated based on prior day’s prices.

(b)	Represents investments of cash collateral received in connection with securities lending.

(c)	Represents cost for financial reporting purposes. The cost for Federal income tax purposes is $26,048,164. At March 31, 2015, net appreciation for all securities was $2,222,249. This consists of aggregate gross unrealized appreciation of $2,844,110 and aggregate gross unrealized depreciation of $621,861.

ADR - American Depositary Receipt

LP - Limited Partnership

PLC - Public Limited Company

REIT - Real Estate Investment Trust

R e n a i s s a n c e C a p i t a l — T h e I P O E x p e r t Page 6

Renaissance International IPO ETF
Portfolio of Investments
March 31, 2015 (unaudited)

Shares		Value (US$)
	COMMON STOCKS - 97.5%
	AUSTRALIA - 5.2%
6	Asaleo Care, Ltd.	$9
2,552	Genworth Mortgage Insurance Australia, Ltd.	6,414
12,082	Healthscope, Ltd.	28,159
32,600	Medibank Pvt, Ltd. *	57,605
9,660	Veda Group, Ltd.	17,069
		109,256
	BELGIUM - 2.5%
1,120	bpost SA	31,438
704	Ontex Group NV *	21,396
		52,834
	BRAZIL - 3.4%
6,292	BB Seguridade Participacoes SA	64,663
6	Linx SA	88
514	Smiles SA	8,133
		72,884
	BRITAIN - 11.5%
6,198	AA PLC *	37,052
581	AA PLC - SUB SHS	173
2,154	AO World PLC * (a)	5,854
4	Countrywide PLC	30
2	Crest Nicholson Holdings PLC	13
8	esure Group PLC	25
3,206	Just Eat PLC *	20,735
7,896	Merlin Entertainments PLC (b)	51,783
2,412	Pets at Home Group PLC	8,999
2,022	Poundland Group PLC	10,942
6,862	Royal Mail PLC	44,625
4,878	Saga PLC *	13,329
2,092	Spire Healthcare Group PLC * (b)	11,606
4,010	SSP Group PLC *	17,667
2,860	TSB Banking Group PLC (b)	14,191
1,230	Virgin Money Holdings UK PLC *	7,262
8	Zoopla Property Group PLC (a) (b)	21
		244,307
	CANADA - 0.4%
580	Seven Generations Energy, Ltd. - Cl. A * (a)	7,396
	CHINA - 9.6%
6,190	BAIC Motor Corp., Ltd. - Cl. H * (b)	7,729
5,430	Bank of Chongqing Co., Ltd. - Cl. H	4,482
2,680	CAR, Inc. *	5,082
4,800	Central China Securities Co., Ltd. - Cl. H *	4,489
69,660	CGN Power Co., Ltd. * (b)	30,101
36,330	China Cinda Asset Management Co., Ltd. - Cl. H *	17,995
23,280	China CNR Corp., Ltd. - Cl. H * (b)	33,452
35,410	China Everbright Bank Co., Ltd. - Cl. H	19,549
12,440	China Galaxy Securities Co., Ltd. - Cl. H (a)	14,185
78,620	China Huishan Dairy Holdings Co., Ltd.*	13,893
4,270	China Shengmu Organic Milk, Ltd. * (b)	1,101
2,830	Dalian Wanda Commercial Properties Co., Ltd. - Cl. H * (b)	17,522
16,770	Huishang Bank Corp., Ltd. - Cl. H	7,571
7,680	Luye Pharma Group, Ltd. * (a)	9,282
12,180	Sinopec Engineering Group Co., Ltd. - Cl. H	10,573
40,580	Tianhe Chemicals Group, Ltd. * (b)	6,124
		203,130

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Renaissance International IPO ETF
Portfolio of Investments
March 31, 2015 (unaudited) (continued)

Shares		Value (US$)
	DENMARK - 2.6%
1,724	ISS AS *	$54,335
4	Matas AS	91
		54,426
	FRANCE - 4.8%
914	Coface SA *	11,302
668	Elior Participations SCA * (b)	11,482
202	Gaztransport Et Technigaz SA	11,920
1,208	Numericable-SFR SAS*	65,906
		100,610
	GERMANY - 11.0%
3,496	Deutsche Annington Immobilien SE	118,035
1,000	Evonik Industries AG	35,698
170	Hella KGaA Hueck & Co. *	8,191
614	KION Group AG	25,190
8	LEG Immobilien AG	636
420	Rocket Internet AG * (b)	20,812
960	Zalando SE * (b)	24,010
		232,572
	HONG KONG - 1.3%
5,920	Kerry Logistics Network, Ltd.	8,720
33,930	WH Group, Ltd. * (b)	19,345
		28,065
	INDONESIA - 0.1%
3,980	PT Blue Bird Tbk *	3,029
	ITALY - 2.6%
2,462	Anima Holding S.p.A. * (b)	18,266
2,350	FinecoBank Banca Fineco S.p.A. *	16,235
1,268	Moncler S.p.A.	21,283
		55,784
	JAPAN - 10.5%
8	AEON REIT Investment Corp. (a)	11,486
1	GLP J - REIT	1,037
4	Hulic Reit, Inc. (a)	6,153
4,240	Japan Display, Inc. *	15,272
8	Nippon Prologis REIT, Inc.	17,636
1,860	Recruit Holdings Co., Ltd.	58,156
1,650	Seibu Holdings, Inc.	42,717
560	Skylark Co., Ltd.	7,391
1,440	Suntory Beverage & Food, Ltd.	61,834
		221,682
	LUXEMBOURG - 4.9%
950	Altice SA *	103,017
	MACAU - 0.3%
17,420	Macau Legend Development, Ltd. * (a)	6,022
	MALAYSIA - 0.4%
7,250	Westports Holdings Bhd	7,870
	MEXICO - 0.7%
2,190	Concentradora Fibra Danhos S.A. de C.V. - REIT	5,226
5,216	Grupo Lala SAB de C.V.	10,553
8	Grupo Sanborns SAB de C.V.	13
4	PLA Administradora Industrial S de RL de C.V. - REIT	8
4	Prologis Property Mexico S.A. de C.V. - REIT	7
		15,807

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Renaissance International IPO ETF
Portfolio of Investments
March 31, 2015 (unaudited) (continued)

Shares		Value (US$)
	NETHERLANDS - 4.6%
776	Euronext NV * (b)	$32,875
510	GrandVision NV * (b)	12,007
1,834	NN Group NV *	52,021
		96,903
	NEW ZEALAND - 1.8%
5,632	Genesis Energy, Ltd.	9,431
8,246	Mighty River Power, Ltd.	19,111
2,664	Z Energy, Ltd.	10,217
		38,759
	NORWAY - 0.7%
710	Entra ASA * (b)	7,381
840	XXL ASA * (b)	7,612
		14,993
	PHILIPPINES - 0.6%
5,430	Robinsons Retail Holdings, Inc.	10,204
17,850	Travellers International Hotel Group, Inc. *	2,655
		12,859
	POLAND - 1.0%
3,324	Energa SA	21,841
4	PKP Cargo SA	93
		21,934
	PORTUGAL - 0.8%
1,658	CTT-Correios de Portugal SA	17,797
	RUSSIA - 0.0%
4	Moscow Exchange MICEX-RTS OAO	5
	SINGAPORE - 0.2%
2	BW LPG, Ltd. (b)	16
6,130	SPH REIT	4,646
		4,662
	SOUTH KOREA - 5.4%
280	Cheil Industries, Inc. *	37,731
320	Samsung SDS Co., Ltd.	77,155
		114,886
	SPAIN - 5.0%
750	Aena SA * (b)	75,410
864	Applus Services SA *	9,727
1,454	Merlin Properties Socimi SA - REIT *	19,824
		104,961
	SWEDEN - 1.3%
1,088	Com Hem Holding AB *	8,843
444	Hemfosa Fastigheter AB *	10,157
510	Lifco AB - Cl. B *	9,007
		28,007
	SWITZERLAND - 2.6%
226	Cembra Money Bank AG	13,861
174	SFS Group AG *	12,990
330	Sunrise Communications Group AG * (b)	28,592
		55,443
	UAE - 1.3%
604	Al Noor Hospitals Group PLC	9,103
23,990	Emaar Malls Group PJSC *	19,072
		28,175

R e n a i s s a n c e C a p i t a l — T h e I P O E x p e r t Page 9

Renaissance International IPO ETF
Portfolio of Investments
March 31, 2015 (unaudited) (continued)

Shares		Value (US$)
	UNITED STATES - 0.4%
7,310	Nexteer Automotive Group, Ltd.	$7,355
	TOTAL COMMON STOCKS
	(Cost - $1,909,578)	2,065,430
	RIGHTS - 0.0%
	SWEDEN - 0.0%
1,208	Com Hem Holding AB, expires 4/21/15 *	14
	TOTAL RIGHTS
	(Cost $—)	14
	SHORT-TERM INVESTMENTS – 2.9%
60,422	State Street Navigator Prime Securities Lending Portfolio (c)	60,422
	TOTAL SHORT-TERM INVESTMENTS
	(Cost - $60,422)	60,422
	TOTAL INVESTMENTS - 100.4% (Cost - $1,970,000) (d)	$2,125,866
	LIABILITIES LESS OTHER ASSETS - (0.4) %	(8,792)
	NET ASSETS - 100.0%	$2,117,074

*	Non-income producing security.

(a)	Securities (or a portion of the security) on loan. As of March 31, 2015, the market value of securities loaned was $55,885. The loaned securities were secured with cash collateral of $60,422. Collateral is calculated based on prior day’s prices.

(b)	Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.

(c)	Represents investments of cash collateral received in connection with securities lending.

(d)	Represents cost for financial reporting purposes. The cost for Federal income tax purposes is $1,970,000. At March 31, 2015, net appreciation for all securities was $155,867. This consists of aggregate gross unrealized appreciation of $228,443 and aggregate gross unrealized depreciation of $72,576.

LP - Limited Partnership

PLC - Public Limited Company

REIT - Real Estate Investment Trust

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Renaissance IPO ETF
Statements of Assets and Liabilities
March 31, 2015 (Unaudited)

		Renaissance
	Renaissance	International
	IPO ETF	IPO ETF (1)
Assets
Investment Securities
At Cost	$26,048,164	$1,970,000
At Value*	28,270,413	2,125,866
Cash	64,592	94
Foreign Cash, at Value (Cost $0 and $51,433, respectively)	—	51,816
Dividends Receivable	2,992	2,406
Total Assets	28,337,997	2,180,182
Liabilities
Payable Upon Receipt of Securities Loaned	201,732	60,422
Accrued Management Fees	27,039	2,686
Total Liabilities	228,771	63,108
Net Assets	$28,109,226	$2,117,074
Net Assets Consist of:
Paid-in-Capital	24,251,408	2,000,020
Accumulated Net Investment Income (Loss)	(6,969)	493
Accumulated Net Realized Gain (Loss) on Investments and Foreign Currency	1,642,538	(39,665)
Net Unrealized Appreciation of Investments and Foreign Currency	2,222,249	156,226
Total Net Assets	$28,109,226	$2,117,074
Net Asset Value Per Share	$24.44	$21.17
Shares Outstanding (unlimited amount authorized)	1,150,000	100,001
* Includes investments in securities on loan, at value	$196,860	$55,885

(1)	Commenced operations October 6, 2014.

See accompanying Notes to Financial Statements.

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Renaissance IPO ETF
Statement of Operations
For the Period Ended March 31, 2015 (Unaudited)

		Renaissance
	Renaissance	International
	IPO ETF	IPO ETF (1)
Investment Income
Dividends (net of foreign tax withheld of $195 and $772, respectively)	$167,236	$11,622
Securities Lending Income	13,222	338
Total Investment Income	180,458	11,960
Expenses
Management Fees	87,780	7,780
Net Investment Income	92,678	4,180
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency
Net Realized Loss on Investments	(499,238)	(35,311)
Net Realized Gain on In-Kind Transactions	2,337,371	—
Net Realized Loss on Foreign Currency Transactions	—	(4,354)
Net Change in Unrealized Appreciation on Investments	497,568	155,866
Net Change in Unrealized Appreciation on Foreign Currency Translations	—	360
Net Realized and Unrealized Gain on Investments and Foreign Currency	2,335,701	116,561
Net Increase in Net Assets Resulting from Operations	$2,428,379	$120,741

(1)	Commenced operations October 6, 2014.

See accompanying Notes to Financial Statements.

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Renaissance IPO ETF
Statement of Changes in net Assets

	Six Months
	Ended March	Period Ended
	31, 2015	September 30,
	(Unaudited)	2014 (1)
Increase in Net Assets from Operations
Net Investment Income	$92,678	$82,381
Net Realized Gain (Loss) on Investments	(499,238)	409,798
Net Realized Gain on In-Kind Transactions	2,337,371	1,163,457
Net Change in Unrealized Appreciation of Investments	497,568	1,724,681
Net Increase in Net Assets Resulting from Operations	2,428,379	3,380,317
Distributions to Shareholders From
Net Investment Income	(99,647)	(81,214)
Net Realized Gain on Investments	(633,344)	0
Total Distributions to Shareholders	(732,991)	(81,214)
Fund Share Transactions
Proceeds from Shares Sold	18,611,856	43,148,459
Cost of Shares Redeemed	(25,524,710)	(13,126,870)
Other Capital (Note 4)	2,000	4,000
Net Increase (Decrease) in Net Assets from Fund Share Transactions	(6,910,854)	30,025,589
Total Increase (Decrease) in Net Assets	(5,215,466)	33,324,692
Net Assets
Beginning of Period	33,324,692	0
End of Period*	$28,109,226	$33,324,692
* Includes Accumulated Net Investment Loss of	$(6,969)	$0
Increase (Decrease) in Fund Shares Issued
Number of Shares Sold	800,000	2,050,001
Number of Shares Redeemed	(1,100,000)	(600,001)
Net Increase (Decrease) in Fund Shares	(300,000)	1,450,000

(1)	Commenced operations October 14, 2013.

See accompanying Notes to Financial Statements.

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Renaissance International IPO ETF
Statement of Changes in Net Assets

Period Ended
March 31,
2015
(Unaudited)(1)
Increase in Net Assets from Operations
Net Investment Income	$4,180
Net Realized Loss on Investments and Foreign Currency	(39,665)
Net Change in Unrealized Appreciation of Investments and Foreign Currency	156,226
Net Increase in Net Assets Resulting from Operations	120,741
Distributions to Shareholders From
Net Investment Income	(3,687)
Net Realized Gain on Investments	0
Total Distributions to Shareholders	(3,687)
Fund Share Transactions
Proceeds from Shares Sold	2,000,020
Total Increase in Net Assets	2,117,074
Net Assets
Beginning of Period	0
End of Period*	$2,117,074
* Includes Accumulated Net Investment Income of	$493
Increase in Fund Shares Issued
Number of Shares Sold	100,001
Net Increase in Fund Shares	100,001

(1)	Commenced operations October 6, 2014.

See accompanying Notes to Financial Statements.

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Renaissance IPO ETF
Financial Highlights
For a Share Outstanding Throughout Each Period

		Period Ended
	Period Ended	September 30,
	March 31, 2015	2014 (1)
	(Unaudited)
Net Assets Value, Beginning of Period	$22.98	$20.00
Income From Investment Operations
Net Investment Income (2)	0.07	0.06
Realized and Unrealized Gain	1.91	2.98
Total From Investment Operations	1.98	3.04
Other Capital (2)	0.00 *	0.00 *
Distribution to Shareholders From Net Investment Income	(0.07)	(0.06)
Realized Gain on Investments	(0.45)	—
Net Asset Value, End of Period	$24.44	$22.98

Total Return (3)	25.34%	15.22%

Ratios and Supplemental Data
Net Assets, End of Period (000s)	$28,109	$33,325
Ratio of Net Expenses to Average Net Assets (4)	0.60%	0.60%
Ratio of Net Investment Income to Average Net Assets (4)	0.63%	0.30%
Portfolio Turnover Rate (5)	50%	127%

(1)	Commenced operations October 14, 2013.

(2)	Calculated using average shares method.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the payment date. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.

(4)	Annualized.

(5)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

*	Per share amount represents less than $0.005 per share.

See accompanying Notes to Financial Statements.

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Renaissance International IPO ETF
Financial Highlights
For a Share Outstanding Throughout Each Period

Period Ended
March 31,
2015 (1)
(Unaudited)
Net Assets Value, Beginning of Period	$20.00
Total From Investment Operations
Net Investment Income (2)	0.04
Net Realized and Unrealized Gain	1.17
Total From Investment Operations	1.21
Distribution to Shareholders From Net Investment Income	(0.04)
Net Asset Value, End of Period	$21.17

Total Return (3)	6.05%

Ratios and Supplemental Data
Net Assets, End of Period (000s)	$2,117
Ratio of Net Expenses to Average Net Assets (4)	0.80%
Ratio of Net Investment Income to Average Net Assets (4)	0.43%
Portfolio Turnover Rate	56%

(1)	Commenced operations October 6, 2014.

(2)	Calculated using average shares method.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the payment date. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.

(4)	Annualized.

See accompanying Notes to Financial Statements.

R e n a i s s a n c e C a p i t a l — T h e I P O E x p e r t Page 16
?

Renaissance IPO ETFs
Notes to Financial Statements
For the Period Ended March 31, 2015 (Unaudited)

The Renaissance IPO ETF and the Renaissance International IPO ETF (each a “Fund” and collectively, the “Funds”) are a series of Renaissance Capital Greenwich Funds (“the Trust”), a Delaware Trust, operating as a registered, non-diversified, open-end investment company under the Investment Company Act of 1940, as amended (“1940 Act”), and, as a result, is not required to meet certain diversification requirements under the 1940 Act. The Trust, organized on February 3, 1997, may issue an unlimited number of shares of the Fund. The shares of the Fund are referred to herein as “Shares.”

The Trust currently consists of three series, an open-end mutual fund, and the Funds. The Renaissance IPO ETF commenced operations on October 14, 2013 and the Renaissance International IPO ETF commenced operations on October 6, 2014. The financial statements herein relate solely to those of the Funds.

The Funds are exchange-traded funds (“ETF’s”). As ETFs, the Funds trade like other publicly-traded securities and are designed to track an index. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), Shares of the Funds may be directly purchased from and redeemed by a Fund at NAV solely by certain large institutional investors. The Shares of the Funds are listed on the NYSE Arca (the “Exchange”), and trade in the secondary market at market prices that may differ from the Shares’ NAV.

1. SIGNIFICANT ACCOUNTING POLICIES: The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. These financial statements are presented in United States dollars.

A. FOREIGN CURRENCY TRANSLATIONS: Values of investments denominated in foreign currencies are converted into U.S. dollars using the current exchange rates each business day. Purchases and sales of investments and dividend income are translated into U.S. dollars using the current prevailing exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized gains or losses on securities is reflected as a component of such gains or losses. Transactions in foreign denominated assets may involve greater risks than domestic transactions.

B. SECURITY VALUATION: The values of the Funds’ portfolio securities are based on the securities’ closing prices on their principal markets, where available. In the absence of a last reported sales price, or if no sales were reported, and for other assets for which market quotes are not readily available, values may be based on quotes obtained from a quotation reporting system, established market makers or by an outside independent pricing service. Prices obtained by an outside independent pricing service may use information provided by market makers or estimates of market values obtained from yield data related to investments or securities with similar characteristics and may use a computerized grid matrix of securities and its evaluations in determining what it believes is the fair value of the portfolio securities. If a market quotation for a security is not readily available or Renaissance Capital LLC (the “Advisor”) believes it does not otherwise accurately reflect the market value of the security at the time the Funds calculate their NAV, the security will be fair valued by the Advisor in accordance with the Trust’s valuation policies and procedures approved by the Board of Trustees. The Funds may also use fair value pricing in a variety of circumstances, including but not limited to, situations where the value of a security in a Fund’s portfolio has been materially affected by events occurring after the close of the market on which the security is principally traded (such as a corporate action or other news that may materially affect the price of a security) or trading in a security has been suspended or halted. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate the Funds’ NAV and the prices used by each of the Fund’s benchmark indices, the Renaissance IPO Index and the Renaissance International IPO Index, respectively (the “Indices”). This may adversely affect the Fund’s ability to track the Indices.

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

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Renaissance IPO ETFs
Notes to Financial Statements
For the Period Ended March 31, 2015 (Unaudited) (continued)

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At March 31, 2015, all of the Funds’ investments were valued based on Level 1 inputs, as detailed on the Portfolio of Investments.

It is the Funds’ policy to record transfers in to or out of Level 1, Level 2, and Level 3 at the end of the reporting period. There were no transfers in to or out of any level during the current period presented. Additionally, the Funds did not hold any Level 3 securities during the period.

C. INVESTMENT INCOME: Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on an accrual basis.

D. INVESTMENT TRANSACTIONS: Security transactions are accounted for on a trade date basis for financial reporting purposes. In determining the gain or loss from the sale of securities, the cost of securities sold is determined on the basis of identified cost.

2. FEDERAL INCOME TAXES: It is the Funds’ intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and intends to distribute all of their taxable income to relieve it from all, or substantially all, Federal income and excise taxes. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions in the open tax years (current and prior years, as applicable) or expected to be taken in the Fund’s 2014 tax returns and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the above open tax years. The Funds identify their major tax jurisdictions as U.S. Federal and foreign jurisdictions where the Funds make significant investments.

The difference between book basis and tax basis unrealized appreciation, accumulated net realized loss on investments and accumulated net investment loss is primarily attributable to the tax deferral of losses on wash sales and adjustments for real estate investment trusts and partnerships.

For the period ended March 31, 2015, the Renaissance IPO ETF Fund reclassified non-taxable security gain realized on the in-kind redemption of Creation Units (Note 4) as an increase to paid in capital in the Statement of Assets and Liabilities in the amount of $2,337,371.

A. DISTRIBUTIONS TO SHAREHOLDERS: The Funds will normally distribute substantially all of their net investment income at least annually. Any realized net capital gains will be distributed annually. The Funds may also pay a special distribution at any time to comply with U.S federal tax requirements. All distributions are recorded on the ex-dividend date. The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Funds.

3. FEES AND EXPENSES

A. MANAGEMENT FEE: The Advisor serves as investment advisor to the Funds pursuant to an investment management agreement between the Trust and the Advisor (the “Investment Management Agreement”). Under the Investment Management Agreement, the Advisor, subject to the supervision of the Board and in conformity with the stated investment policies of the Funds, manages the investment of the Funds’ assets. The Advisor is responsible for placing purchase and sale orders and providing continuous supervision of the investment portfolio of the Funds.

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Renaissance IPO ETFs
Notes to Financial Statements
For the Period Ended March 31, 2015 (Unaudited) (continued)

Pursuant to a Supervision and Administration Agreement between the Trust, on behalf of the Funds, and the Advisor, the Advisor oversees the operation of the Funds, provides or causes to be furnished the advisory, supervisory, administrative, distribution, transfer agency, custody and all other services necessary for the Funds to operate, and exercises day-to-day oversight over the Funds’ service providers. Under the Supervision and Administration Agreement, the Advisor also bears all the fees and expenses incurred in connection with its obligations under the Supervision and Administration Agreement, including, but not limited to, the costs of various third-party services required by the Funds, including audit, certain custody, portfolio accounting, legal, transfer agency and printing costs, except those fees and expenses specifically assumed by the Trust on behalf of the Funds.

Pursuant to the terms of each of the Investment Management Agreement and the Supervision and Administration, the Trust has agreed to indemnify the Advisor for certain liabilities, including certain liabilities arising under the federal securities laws, unless such loss or liability results from willful misfeasance, bad faith or gross negligence in the performance of its duties or the reckless disregard of its obligations and duties. The Investment Management Agreement also provides that the Advisor may engage in other businesses, devote time and attention to any other business, whether of a similar or dissimilar nature, and render investment advisory services to others.

As compensation for its services, the Advisor is paid a monthly management fee for providing investment advisory, supervisory, administrative and other services the Funds require under an all-in fee structure based on a percentage of the Funds’ average daily net assets at the annual rate of 0.60% for Renaissance IPO ETF and 0.80% for Renaissance International IPO ETF.

The Funds also bear certain other expenses, which are specifically excluded from being covered under the management fee and the Supervision and Administration Agreement (“Excluded Expenses”) and may vary and will affect the total level of expenses paid by the Funds. Such Excluded Expenses include taxes, brokerage fees, commissions and other transaction expenses, interest and extraordinary expenses (such as litigation and indemnification expenses). The Funds also bear asset-based custodial fees not covered by the Supervision and Administration Agreement.

B. DISTRIBUTION AND SERVICING FEES: Foreside Fund Services, LLC (the “Distributor”) serves as the distributor of the Shares of the Funds. The Board of Trustees of the Trust has adopted a distribution and services plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Funds are authorized to pay distribution fees in connection with the sale and distribution of their Shares and pay service fees in connection with the provision of ongoing services to shareholders and the maintenance of shareholder accounts in an amount up to 0.25% of the Funds’ average daily net assets each year.

No Rule 12b-1 fees are currently paid by the Funds, and there are no current plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because these fees are paid out of the Funds’ assets on an ongoing basis, these fees will increase the cost of your investment in the Funds.

4. SHAREHOLDER TRANSACTIONS: The Funds issue and redeem Shares at NAV only in a large specified number of Shares each called a “Creation Unit,” or multiples thereof. A Creation Unit consists of 50,000 Shares. Creation Units are sold to and from institutional brokers through participation agreements. Except when aggregated in Creation Units, Shares of the Funds are not redeemable. Such transactions generally consist of the in-kind deposit of a designated portfolio of equity securities (the “Deposit Securities”) that comprise the Index and an amount of cash computed as described below (the “Cash Component”) or, as permitted or required by the Funds, of cash. The Cash Component together with the Deposit Securities, as applicable, are referred to as the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for Shares. The Cash Component represents the difference between the NAV of a Creation Unit and the market value of Deposit Securities and may include a Dividend Equivalent Payment. The “Dividend Equivalent Payment” enables the Funds to make a complete distribution of dividends on the next dividend payment date, and is an amount equal, on a per Creation Unit basis, to the dividends on all the securities held by the Funds (“Fund Securities”) with ex-dividend dates within the accumulation period for such distribution (the “Accumulation Period”), net of expenses and liabilities for such period, as if all of the Fund Securities had been held by the Trust for the entire Accumulation Period. The Accumulation Period begins on the ex-dividend date for the Funds and ends on the next ex-dividend date. Transactions in capital shares for the Funds are disclosed in detail in the Statements of Changes in Net Assets.

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Renaissance IPO ETFs
Notes to Financial Statements
For the Period Ended March 31, 2015 (Unaudited) (continued)

A fixed transaction fee of $500 per Creation Unit for the Funds, regardless of the number of Creation Units that are created or redeemed on the same day, is charged to the institutional broker creating or redeeming Creation Units. An additional variable fee may be charged for certain transactions. Transaction fees are received by the Trust and/or Custodian and are used to defray related expenses. The amounts are included in Other Capital on the Statements of Changes in Net Assets.

5. INDEMNIFICATION: Under the Funds’ organizational documents, their officers and trustees are indemnified against certain liabilities arising out of the performance of their duties for the Funds. In addition, in the normal course of business, the Funds may enter into contracts with vendors that contain a variety of representations and warranties that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the risk of loss due to these warranties appears to be remote.

6. INVESTMENT TRANSACTIONS: For the period ended March 31, 2015, the Renaissance IPO ETF Fund had in-kind contributions of $18,605,450, in-kind redemptions of $25,552,168, and an in-kind net realized gain of $2,337,371.

The in-kind contributions and in-kind redemptions shown above may not agree with the Fund Share Transactions on the Statements of Changes in Net Assets. The amounts showed above represent the accumulation of each Fund’s daily net shareholder transactions while the Statements of Changes in Net Assets reflects gross shareholder transactions including any cash component of the transaction.

The length of time the Funds have held a particular security is not generally a consideration in investment decisions. A change in the securities held by each Fund is known as “portfolio turnover.” The Funds may engage in frequent and active trading of portfolio securities to achieve their investment objective, including, without limitation, to reflect changes in the component securities of the Index, such as reconstitutions or additions or deletions of component securities. To the extent that Creation Unit purchases from and redemptions by the Funds are affected in cash, frequent purchases and redemptions may increase the rate of portfolio turnover. High portfolio turnover involves correspondingly greater expenses to the Funds, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Funds’ performance. The portfolio turnover rates are reported in the Financial Highlights.

For the period ended March 31, 2015, the Renaissance IPO ETF Fund made purchases with a cost of $14,293,662 and sales with proceeds of $14,759,577 of investment securities and the Renaissance International IPO ETF Fund made purchases with a cost of $1,278,733 and sales with proceeds of $1,123,853 of investment securities (excluding short-term securities).

7. SECURITIES LENDING: The Funds may lend their portfolio securities to brokers, dealers and other financial institutions desiring to borrow securities to complete transactions and for other purposes. In connection with such loans, the Funds receive liquid collateral equal to at least 102% of the value of the portfolio securities being loaned. This collateral is marked-to-market on a daily basis. The Funds will then invest the cash collateral received in the State Street Navigator Prime Securities Lending Portfolio, and records a liability for the return of the collateral, during the period the securities are on loan. The Funds are subject to a lending limit of 33 % of total assets (including the value of collateral).

The loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail to return loaned securities, the Funds have the right to repurchase the securities using the collateral in the open market.

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Renaissance IPO ETFs
Notes to Financial Statements
For the Period Ended March 31, 2015 (Unaudited) (continued)

The borrower pays fees at the Funds’ direction to the lending agent. The lending agent may retain a portion of the fees and interest earned on the cash collateral invested as compensation for its services. Investments made with the cash collateral are disclosed on the Schedules of Investments. The lending fees and the Funds’ portion of the interest income earned on the cash collateral are included on the Statements of Operations as securities lending income

8. PRINCIPAL RISKS: Investors in the Funds should be willing to accept a high degree of volatility in the price of the Funds’ Shares and the possibility of significant losses. An investment in the Funds involves a substantial degree of risk. Therefore, you should consider carefully the following risks before investing in the Funds. In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of selected principal risks. For a more comprehensive list of potential risks the Funds may be subject to, please see the Funds’ Prospectus.

A. Risk of Investing in IPOs. The Funds invest in companies that have recently completed an initial public offering. The stocks of such companies are unseasoned equities lacking a trading history, a track record of reporting to investors and widely available research coverage. IPOs are thus often subject to extreme price volatility and speculative trading. These stocks may have above-average price appreciation in connection with the initial public offering prior to inclusion in the Indices. The price of stocks included in the Indices may not continue to appreciate and the performance of these stocks may not replicate the performance exhibited in the past. In addition, IPOs share similar illiquidity risks of private equity and venture capital. The free float shares held by the public in an IPO are typically a small percentage of the market capitalization. The ownership of many IPOs often include large holdings by venture capital and private equity investors who seek to sell their shares in the public market in the months following an IPO when shares restricted by lock-up are released, causing greater volatility and possible downward pressure during the time that locked-up shares are released.

B. Information Technology Risk. Information technology companies frequently represent the largest sector in the Renaissance IPO Index. Information technology companies are generally subject to the risks of rapidly changing technologies; short product life cycles; fierce competition; aggressive pricing and reduced profit margins; the loss of patent, copyright and trademark protections; cyclical market patterns; evolving industry standards; and frequent new product introductions. Information technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Information technology company stocks, especially those which are internet-related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance.

C. Small and Mid-Capitalization Company Risk. The Funds invest in small and mid-capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

D. Depositary Receipt Risk. The Funds may hold the securities of non-U.S. companies in the form of ADRs. ADRs are negotiable certificates issued by a U.S. financial institution that represent a specified number of shares in a foreign stock and trade on a U.S. national securities exchange, such as the New York Stock Exchange. Sponsored ADRs are issued with the support of the issuer of the foreign stock underlying the ADRs and carry all of the rights of common shares, including voting rights. The underlying securities of the ADRs in the IPO ETF’s portfolio are usually denominated or quoted in currencies other than the U.S. Dollar. As a result, changes in foreign currency exchange rates may affect the value of the Funds’ portfolios. In addition, because the underlying securities of ADRs trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of the securities underlying the ADRs may change materially at times when the U.S. markets are not open for trading, regardless of whether there is an active U.S. market for shares of the Funds.

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Renaissance IPO ETFs
Notes to Financial Statements
For the Period Ended March 31, 2015 (Unaudited) (continued)

E. REIT Risk. Investments in securities of real estate companies involve risks. These risks include, among others, adverse changes in national, state or local real estate conditions; obsolescence of properties; changes in the availability, cost and terms of mortgage funds; and the impact of changes in environmental laws. In addition, a REIT that fails to comply with federal tax requirements affecting REITs may be subject to federal income taxation, or the federal tax requirement that a REIT distribute substantially all of its net income to its shareholders may result in a REIT having insufficient capital for future expenditures. The value of a REIT can depend on the structure of and cash flow generated by the REIT. In addition, like mutual funds, REITs have expenses, including advisory and administration fees that are paid by their shareholders. As a result, you will absorb duplicate levels of fees when the Funds invest in REITs. In addition, REITs are subject to certain provisions under federal tax law. The failure of a company to qualify as a REIT could have adverse consequences for a Fund, including significantly reducing return to the Fund on its investment in such company.

F. Partnership Unit Risk. Investments in partnership units such as Master Limited Partnerships (MLPs) involve risks that differ from an investment in common stock. Holders of the units of MLPs have more limited control and limited rights to vote on matters affecting the partnership. There are also certain tax risks associated with an investment in units of MLPs. In addition, conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a MLP, including a conflict arising as a result of incentive distribution payments.

G. Non-U.S. Issuer Risk. Certain companies in which the Funds may invest may be non-U.S. issuers whose securities are listed on U.S. exchanges. These securities involve risks beyond those associated with investments in U.S. securities, including greater market volatility, higher transactional costs, the possibility that the liquidity of such securities could be impaired because of future political and/or economic developments, taxation by foreign governments, political instability, the possibility that foreign governmental restrictions may be adopted which might adversely affect such securities and that the selection of such securities may be more difficult because there may be less publicly available information concerning such non-U.S. issuers or the accounting, auditing and financial reporting standards, practices and requirements applicable to non-U.S. issuers may differ from those applicable to U.S. issuers.

H. Emerging Markets Risk. The funds may invest a portion of their portfolios in securities of issuers located in emerging markets. Emerging market companies involve certain risks not associated with investing in developed market countries because emerging market countries are often in the initial stages of their industrialization cycles and have low per capita income. These increased risks include the possibility of investment and trading limitations, greater liquidity concerns, higher price volatility, greater delays and possibility of disruptions in settlement transactions, greater political uncertainties and greater dependence on international trade or development assistance. In addition, emerging market countries may be subject to overburdened infrastructures and environmental problems.

I. Equity Securities Risk. The value of the equity securities held by the Funds may fall due to general market and economic conditions, perceptions regarding the markets in which the issuers of securities held by the Funds participate, or factors relating to specific issuers in which the Funds invest. Equity securities are subordinated to preferred securities and debt in a company’s capital structure with respect to priority in right to a share of corporate income, and therefore will be subject to greater dividend risk than preferred securities or debt instruments. In addition, while broad market measures of equity securities have historically generated higher average returns than fixed income securities, equity securities have also experienced significantly more volatility in those returns.

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Renaissance IPO ETFs
Notes to Financial Statements
For the Period Ended March 31, 2015 (Unaudited) (continued)

J. Market Risk. The prices of the securities in the Funds are subject to the risk associated with investing in the securities market, including general economic conditions and sudden and unpredictable drops in value. An investment in the Funds may lose money.

K. Index Tracking Risk. The Funds’ returns may not match the returns of the Indices for a number of reasons. For example, a Fund incurs a number of operating expenses not applicable to its Index and incurs costs associated with buying and selling securities, especially when rebalancing a Fund’s securities holdings to reflect changes in the composition of its Index. Because the Funds bear the costs and risks associated with buying and selling securities while such costs and risks are not factored into the returns of the Indices, the Funds’ returns may deviate significantly from the returns of the Indices. In addition, the Funds may not be able to invest in certain securities included in the Indices, or invest in them in the exact proportions in which they are represented in the Indices, due to legal restrictions or other limitations. To the extent that a Fund calculates its net asset value (“NAV”) based on fair value prices and the value of the Index is based on securities’ closing prices, a Fund’s ability to track its Index may be adversely affected.

L. Replication Management Risk. An investment in the Funds involves risks similar to those of investing in any fund of equity securities traded on an exchange, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in security prices. However, because the Funds are not “actively” managed, unless a specific security is removed from one of the Indices, the Funds generally would not sell a security because the security’s issuer was in financial trouble. Therefore, the Funds’ performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers.

M. Premium/Discount Risk. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares may result in Shares trading at a significant premium or discount to NAV. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholders may sustain losses.

N. Non-Diversified Risk. The Funds are classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Therefore, the Funds may invest a relatively high percentage of their assets in a smaller number of issuers or may invest a larger proportion of their assets in a single company. As a result, the gains and losses on a single investment may have a greater impact on the Funds’ NAV and may make the Funds more volatile than more diversified funds. The Funds may be particularly vulnerable to this risk because they seek to replicate indices that are comprised of a limited number of securities.

O. Concentration Risk. A Fund’s assets may be concentrated in a particular sector or sectors or industry or group of industries to the extent its Index concentrates in a particular sector or sectors or industry or group of industries. The Funds may be subject to the risk that economic, political or other conditions that have a negative effect on that industry will negatively impact the Funds to a greater extent than if the Funds’ assets were invested in a wider variety of sectors or industries.

P. Securities Lending Risk. The Funds may engage in securities lending. Securities lending involves the risk that the fund may lose money because the borrower of the Funds’ loaned securities fails to return the securities in a timely manner or at all. The Funds could also lose money in the event of a decline in the value of the collateral provided for the loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Funds.

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Renaissance IPO ETFs
Notes to Financial Statements
For the Period Ended March 31, 2015 (Unaudited) (continued)

Q. Financial Sector Risk. Financial companies frequently represent the largest sector in the Renaissance IPO International Index. Financial companies are especially subject to the adverse effects of economic recession, currency exchange rates, government regulation, decreases in the availability of capital, volatile interest rates, portfolio concentrations in geographic markets and in commercial and residential real estate loans, and competition from new entrants in their fields of business.

R. Custody Risk. The Renaissance International IPO ETF invests in securities on non-U.S. exchanges. Custody risk refers to risks in the process of clearing and settling trades and to the holding of securities by local banks, agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local markets. Governments or trade groups may compel local agents to hold securities in designated depositories that are subject to independent evaluation. The less developed a country’s securities market is, the greater the likelihood of custody problems occurring.

S. Currency Risk. The Renaissance International IPO ETF holds investments that are denominated in non-U.S. currencies, or in securities that provide exposure to such currencies, currency exchange rates or interest rates denominated in such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of Fund’s Shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the International IPO ETF may change quickly and without warning and you may lose money.

T. Valuation Risk. The sales price the Renaissance International IPO ETF could receive for a security may differ from the Fund’s valuation of the security and may differ from the value used by the Renaissance International IPO Index, particularly for securities that trade in low value or volatile markets or that are valued using a fair value methodology. Because non-U.S. exchanges may be open on days when the Fund does not price its Shares, the value of the securities in the Renaissance International IPO ETF portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s Shares.

9. SUBSEQUENT EVENTS: The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of their financial effect, or a statement that such an estimate cannot be made. Management has determined that there were no subsequent events to report through the issuance of these financial statements.

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Renaissance IPO ETFs
Other Information
For the Period Ended March 31, 2015 (Unaudited)

Proxy Voting Policies and Procedures and Records

Information regarding how the Funds voted proxies related to portfolio securities during the year ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-866-486-6645 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedule

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-866-486-6645.

Cost of Investing

Shareholders of the Funds will incur two types of costs: (1) transaction costs, which may include creation and redemption fees or brokerage charges and (2) ongoing costs, including management fees and other Fund expenses. The following example is intended to help the shareholder understand the ongoing cost (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period ended March 31, 2015.

Actual Expenses: The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The Funds charge a transaction fee of $500 per Creation Unit to those persons creating or redeeming Creation Units. If you buy or sell the Funds’ shares in the secondary market, you will incur customary brokerage commissions and charges.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*	Annualized
	(10/1/14)	(3/31/15)	(10/1/14-3/31/15)	Expense Ratio
Renaissance IPO ETF
Actual	$1,000	$1,088	$3.12	0.60%
Hypothetical	$1,000	$1,022	$3.02	0.60%
(5% return before expenses)

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Renaissance IPO ETFs
Other Information
For the Period Ended March 31, 2015 (Unaudited) (continued)

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*	Annualized
	(10/7/14)	(3/31/15)	(10/7/14-3/31/15)	Expense Ratio
Renaissance
International IPO ETF
Actual	$1,000	$1,061	$3.97	0.80%
Hypothetical	$1,000	$1,020	$3.90	0.80%
(5% return before expenses)

*	Expenses are equal to the Funds’ annualized net expense ratio multiplied by the average account value of the period, multiplied by the number of days in the most recent six month period, then divided by 365.

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Renaissance IPO ETFs
Trustees and Officers

Independent Trustees

Name, Address and Birth Year (a)	Position(s) Held with the Trust	Term of Office and Length of Time Served (b)	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen (c)	Other Directorships Held By Trustee During Past Five Years
Warren K. Greene 1936 (d)	Trustee	Since December 1997	President – American Investors Fund, LLC	3	EII Realty Securities
Gerald W. Puschel, 1944 (d)	Trustee	Since December 1997	Chairman, F. Schumacher & Co.	3	F. Schumacher & Co.
Walter E. Auch, Jr. 1945 (d)	Trustee	Since August 2013	Auch Financial Partners, LLC H.J. Sims & Co., Inc.	3	None

(a)	The address for each Trustee and officer is 165 Mason Street, Greenwich, CT 06830.

(b)	Each Trustee serves until resignation, death, retirement or removal. Officers are elected yearly by the Trustees.

(c)	The Fund Complex consists of the mutual fund and ETFs.

(d)	Member of the Audit Committee.

Interested Trustees and Officers

Name, Address and Birth Year (a)	Position(s) Held with the Trust	Term of Office and Length of Time Served (b)	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen (c)	Other Directorships Held By Trustee During Past Five Years
Kathleen Shelton Smith 1954 (d)	Chairman, Treasurer and Chief Compliance Officer	Since December 1997	Chairman and Chief Compliance Officer; VP, Treasurer and Secretary of Renaissance Capital LLC, Renaissance Capital Investments, Inc. and Renaissance Capital International, LLC	3	None
William K. Smith 1951 (e)	President	Since December 1997	President, Chief Executive Officer and Director of Renaissance Capital LLC, Renaissance Capital Investments, Inc. and Renaissance Capital International, LLC	3	None
Linda R. Killian 1950	Chief Investment Officer, Vice President and Secretary	Since December 1997	Vice President and Director of Renaissance Capital LLC, Renaissance Capital Investments, Inc. and Renaissance Capital International, LLC	3	None

(a)	The address for each Trustee and officer is 165 Mason Street, Greenwich, CT 06830.

(b)	Each Trustee serves until resignation, death, retirement or removal. Officers are elected yearly by the Trustees.

(c)	The Fund Complex consists of the mutual fund and ETFs.

(d)	“Interested person” of the Trust within the meaning of the 1940 Act. Ms. Smith is an officer of the Adviser and the spouse of William K. Smith.

(e)	Mr. Smith is the spouse of Kathleen Shelton Smith.

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Renaissance IPO ETFs
Investment Advisory Agreement

Renewal of Investment Advisory Agreement

At an in-person meeting (the “Meeting”) of the Board of Trustees (the “Board” or “Trustees”) held on November 21, 2014, the Board, including the Trustees who are not “interested persons” as that term is defined by the Investment Company Act of 1940, as amended (the “1940 Act”) (hereafter, the “Independent Trustees”), approved the continuance of the investment advisory agreement (the “Advisory Agreement”) between Renaissance Capital, LLC (the “Adviser”) and Renaissance Capital Greenwich Funds, on behalf of the Renaissance IPO ETF and Renaissance International IPO ETF (the “Funds”).

The Trustees were provided with (i) a memorandum from counsel (“Counsel”) describing the Trustees’ duties and responsibilities when considering the continuance of the Advisory Agreement and (ii) materials provided by the Adviser in response to a questionnaire circulated on behalf of the Independent Trustees by Counsel requesting responses and information as required by Section 15(c) of the 1940 Act. The Board reviewed the information provided in connection with the renewal, including information concerning the financial condition, operations and compliance program of the Adviser and a report comparing the advisory fees and expenses of similar exchange-traded funds (“ETFs”), and considered the Fund’s advisory fee and expense information in light of the Fund’s performance history. The Board also considered the information presented at Board meetings throughout the year.

The Independent Trustees met in executive session with Counsel to discuss the continuance of the Advisory Agreement and the information provided in connection with the renewal. The Board, including the Independent Trustees, considered the following factors during their deliberations: (1) the nature, extent and quality of services provided by the Adviser; (2) the investment performance of each Fund and the Adviser; (3) the cost of services provided and the profits realized by the Adviser and its affiliates; (4) the extent to which economies of scale were realized as each Fund grew; (5) whether the fee levels reflected these economies of scale; (6) services and fees relating to other accounts and clients managed by the Adviser; and (7) the depth of experience and knowledge of the Adviser with respect to the IPO market.

The Board, including the Independent Trustees, considered and discussed the following with respect to each Fund:

Nature, Extent and Quality of Services Provided by the Adviser. The Board reviewed the services that the Adviser provides to the Funds, including, but not limited to, managing the day-to-day investment of the assets of the Funds in accordance with the stated investment objective and policies of each Fund. The Board reviewed the professional personnel of the Adviser and discussed their qualifications. The Board considered and discussed, among other things, the Adviser’s experience and expertise in IPO investment services and the Adviser’s resources. On this basis, the Board concluded that they were satisfied with the nature, extent and quality of the services provided by the Adviser.

Investment Performance of the Fund and the Adviser. The Board considered each Fund’s performance history and market conditions over the last year. The Board considered that each Fund had closely tracked its respective underlying index. The Board concluded that they were satisfied with the investment performance of the Funds under the Adviser’s management, including the tracking error.

Costs of Advisory Services. The Board reviewed the report of the advisory fee and expenses of each Fund as compared to the advisory fees and expenses of other comparably managed ETFs. The Trustees noted the Funds’ unitary fee structure. The Board considered the peer group report and concluded that each Fund’s respective advisory fee and expenses were in line with similar ETFs managed by specialized research-driven investment advisers. The Board also considered the fee rates charged to other accounts and clients managed by the Adviser, including the differences in services provided to the non-investment company clients. In addition, the Board considered “fall-out” or ancillary benefits derived by the Adviser and its affiliates from their relationship with the Funds. After review of this information, the Board concluded that each Fund’s advisory fee and expenses were reasonable.

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Renaissance IPO ETFs
Investment Advisory Agreement

Profitability. The Board considered the level of profitability of the Adviser from its relationship with the Funds. The Board concluded that the Adviser’s current level of profitability was reasonable.

Economies of Scale. The Board reviewed each Fund’s current asset level and concluded that the Funds had not yet reached the level where economies of scale could be achieved.

Conclusion. Based on their deliberations and evaluation of the information described above, the Board, including the Independent Trustees, unanimously: (a) concluded that terms of the Advisory Agreement were fair and reasonable; (b) concluded that each Funds’ advisory fee and expenses were reasonable in light of the services that the Adviser provides to the Funds; and (c) agreed to continue the Advisory Agreement for another year.

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Item 2. Code of Ethics

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants

Not applicable for semi-annual reports.

Item 6. Schedule of Investments

Schedule of Investments is included as part of Item 1 of the Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report (in the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Not applicable to the Filing.

(a)(2) Certification(s) required by Rule 30a-2 of the Investment Company Act of 1940, as amended (the “1940 Act”) are attached hereto.

(a)(3) Not applicable to the Filing.

(b) The certifications required by Rule 30a-2(b) of the 1940 Act and Sections 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RENAISSANCE CAPITAL GREENWICH FUNDS

By: /s/ William K. Smith

William K. Smith,

President

Date: May 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ William K. Smith

William K. Smith,

President

Date: May 29, 2015

By: /s/ Kathleen S. Smith

Kathleen S. Smith,

Chairman of the Board, Treasurer

Date: May 29, 2015